21. INCOME TAX AND DEFERRED TAXES (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity	$ 9,454,308	$ 9,473,656
Land revaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity	9,480,283	9,480,283
Marketable securities revaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity	(31,428)	17,109
Obligations with employee
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity	$ 5,453	$ (23,736)